FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of fair value measurements for each class of assets on nonrecurring basis
	Fair Value Measurement at the End of the Reporting Period Using
	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significance Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Description
Nonrecurring fair value measurements:
Long-lived assets held and used	632	—	—	632	(1,507)